UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   September 30, 2008
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Headstream Asset Management LP
           -------------------------------------
Address:   5949 Sherry Lane
           -------------------------------------
           Suite 1735
           -------------------------------------
           Dallas, TX 75225
           -------------------------------------

Form 13F File Number:  028-12432
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William C. Ward
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     214-378-6303
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ William C. Ward           Dallas, TX           11/14/2008
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           28
Total:
                                      --------------

Form 13F Information Table value     $    18,664
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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COLUMN 1                      COLUMN 2        COLUMN 3      COLUMN 4                COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
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                              TITLE OF        CUSIP          VALUE       SHS OR     SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS                        (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------


***GIGAMEDIA LTD              ORD             Y2711Y104          516      70,000    SH         SOLE               70,000
***TRINA SOLAR LTD            SPON ADR        89628E104          574      25,000    SH         SOLE               25,000
AEHR TEST SYSTEMS             COM             00760J108          223      60,000    SH         SOLE               60,000
AIR T INC                     COM             009207101        1,212     134,700    SH         SOLE              134,700
AMCOL INTERNATIONAL CORP      COM             02341W103          313      10,000    SH         SOLE               10,000
A-POWER ENERGY GENERATION     COM             G04136100          224      25,000    SH         SOLE               25,000
APPLIANCE RECYCLING CENTERS OFCOM             03814F205          568     135,000    SH         SOLE              135,000
ARTS-WAY MANUFACTURING CO INC COM             043168103        1,157     146,295    SH         SOLE              146,295
BSQUARE CORPORATION           COM             11776U300           69      18,800    SH         SOLE               18,800
CAMDEN NATL CORP              COM             133034108        1,702      48,685    SH         SOLE               48,685
CIBER INC                     COM             17163B102          280      40,000    SH         SOLE               40,000
DATALINK CORP                 COM             237934104          961     220,000    SH         SOLE              220,000
DIGITAL RECORDER INC          COM             23330F109          688     320,000    SH         SOLE              320,000
EASYLINK SERVICES             CL A            277858106        1,234     375,044    SH         SOLE              375,044
IMAGE SENSING SYS INC         COM             45244C104        1,189     102,274    SH         SOLE              102,274
INNOTRAC CORPORATION          COM             45767M109          897     231,271    SH         SOLE              231,271
KEY TRONIC CORP               COM             493144109          160      70,000    SH         SOLE               70,000
LTC PROPERTIES INC            COM             502175102          293      10,000    SH         SOLE               10,000
NETSOL TECHNOLOGIES INC NEW   COM             64115A204          457     256,600    SH         SOLE              256,600
PLUM CREEK TIMBER CO LP       COM             729251108          748      15,000    SH         SOLE               15,000
Q E P INC                     COM             74727K102          145      27,167    SH         SOLE               27,167
SERVOTRONICS INC DEL          COM             817732100          312      41,541    SH         SOLE               41,541
SOUTHERN MO BANCORP INC       COM             843380106          301      23,100    SH         SOLE               23,100
SYNERGETICS USA INC           COM             87160G107          440     220,000    SH         SOLE              220,000
TAYLOR DEVICES INC            COM             877163105          595     102,600    SH         SOLE              102,600
UNIVERSAL POWER GROUP INC     COM             913788105          664     227,500    SH         SOLE              227,500
VERSANT CORPORATION           COM             925284309        2,069     105,000    SH         SOLE              105,000
VSE CORP                      COM             918284100          675      20,000    SH         SOLE               20,000

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